BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SENIOR FLOATING-RATE INTERESTS -- 2.3%(1)(2)

                                          PRINCIPAL
SECURITY                                  AMOUNT           VALUE
-------------------------------------------------------------------------
Broadcasting and Cable -- 0.3%
-------------------------------------------------------------------------
Century Cable Holdings, LLC, Term Loan,
Maturing 12/31/09                            2,500,000     $    1,754,860
Century Cable Holdings, Term Loan B,
Maturing 6/30/09                               850,000            607,750
Olympus Cable Holdings, LLC, Term Loan
A, Maturing 6/30/10                          1,000,000            796,429
-------------------------------------------------------------------------
                                                           $    3,159,039
-------------------------------------------------------------------------
Chemicals -- 0.2%
-------------------------------------------------------------------------
Huntsman Co., LLC, Term A, Maturing
3/31/07                                      1,689,521     $    1,393,855
Huntsman Co., LLC, Term B, Maturing
3/31/07                                        810,479            668,645
-------------------------------------------------------------------------
                                                           $    2,062,500
-------------------------------------------------------------------------
Printing and Business Products -- 0.3%
-------------------------------------------------------------------------
Merrill Corp., Term Loan A, Maturing
11/15/06                                     1,243,621     $    1,081,950
Merrill Corp., Term Loan B, Maturing
11/15/07                                     2,098,998          1,826,129
-------------------------------------------------------------------------
                                                           $    2,908,079
-------------------------------------------------------------------------
Utility -- 0.5%
-------------------------------------------------------------------------
El Paso Corp., Term Loan B, Maturing
3/12/05                                      5,300,000     $    5,254,727
-------------------------------------------------------------------------
                                                           $    5,254,727
-------------------------------------------------------------------------
Wireless Communication Services -- 1.0%
-------------------------------------------------------------------------
Alamosa Holdings LLC, Term Loan,
Maturing 2/14/08                             2,350,000     $    1,921,125
IPCS Wireless Revolving Loan, Maturing
6/30/08(3)(4)                                4,571,429          2,514,286
IPCS Wireless, Term Loan B, Maturing
6/30/08(3)(4)                                2,457,143          1,351,429
Nextel Communications, Inc., Term Loan
D, Maturing 3/31/09                          2,000,000          1,922,884
Spectrasite Communications Inc., Term
Loan B, Maturing 6/30/06                     2,431,565          2,213,485
-------------------------------------------------------------------------
                                                           $    9,923,209
-------------------------------------------------------------------------
Total Senior Floating-Rate Interests
   (identified cost $25,262,455)                           $   23,307,554
-------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 88.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------
Aerospace and Defense -- 1.5%
-------------------------------------------------------------------------
Dunlop Stand Aero Holdings, Sr. Notes,
11.875%, 5/15/09                            $    7,180     $    7,180,000
K&F Industries, Sr. Sub. Notes,
9.625%, 12/15/10                                 1,325          1,411,125
Transdigm, Inc., 10.375%, 12/1/08                6,470          6,842,025
-------------------------------------------------------------------------
                                                           $   15,433,150
-------------------------------------------------------------------------
Airlines -- 1.4%
-------------------------------------------------------------------------
American Airlines, 7.80%, 10/1/06           $    5,185     $    2,437,747
American Airlines, 7.858%, 10/1/11                 760            667,295
Continental Airlines, 7.033%, 6/15/11            4,513          2,216,914
Continental Airlines, 7.08%, 11/1/04               519            297,734
Continental Airlines, 7.434%, 9/15/04            2,510          1,261,591
Delta Air Lines, 6.65%, 3/15/04                    775            581,250
Delta Air Lines, 8.30%, 12/15/29                 1,125            517,500
Northwest Airlines, Inc.,
7.875%, 3/15/08                                  1,540            762,300
Northwest Airlines, Inc.,
8.375%, 3/15/04                                  1,380            972,900
Northwest Airlines, Inc.,
8.875%, 6/1/06                                   4,350          2,240,250
Northwest Airlines, Inc., 8.52%, 4/7/04          1,510          1,064,550
Northwest Airlines, Inc., Sr. Notes,
9.875%, 3/15/07                                  2,560          1,331,200
-------------------------------------------------------------------------
                                                           $   14,351,231
-------------------------------------------------------------------------
Apparel -- 1.9%
-------------------------------------------------------------------------
Levi Strauss & Co., Sr. Notes,
12.25%, 12/15/12(5)                         $    5,265     $    5,014,912
Russell Corp., 9.25%, 5/1/10                     1,593          1,728,405
Tropical Sportswear International,
11.00%, 6/15/08                                  3,980          3,999,900
William Carter, Series B,
10.875%, 8/15/11                                 7,445          8,319,787
-------------------------------------------------------------------------
                                                           $   19,063,004
-------------------------------------------------------------------------
Appliances -- 0.1%
-------------------------------------------------------------------------
Salton, Inc., Sr. Sub. Notes,
12.25%, 4/15/08                             $      815     $      823,150
-------------------------------------------------------------------------
                                                           $      823,150
-------------------------------------------------------------------------
Auto and Parts -- 1.9%
-------------------------------------------------------------------------
Collins and Aikman Products,
10.75%, 12/31/11                            $    4,210     $    4,087,068
CSK Auto, Inc., 12.00%, 6/15/06                  4,730          5,155,700
Dana Corp., 10.125%, 3/15/10                     3,850          3,955,875
Dura Operating Corp., 8.625%, 4/15/12            1,780          1,699,900

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------

Auto and Parts (continued)
-------------------------------------------------------------------------
Rexnord Corp., Sr. Sub. Notes,
10.125%, 12/15/12(5)                        $    1,485     $    1,585,237
TRW Automotive, Inc., Sr. Notes,
9.375%, 2/15/13(5)                               2,315          2,326,575
United Auto Group, Inc.,
9.625%, 3/15/12                                    970            950,600
-------------------------------------------------------------------------
                                                           $   19,760,955
-------------------------------------------------------------------------
Broadcasting and Cable -- 7.9%
-------------------------------------------------------------------------
Adelphia Communications, Sr. Notes,
Series B, 9.25%, 10/1/49(4)                 $    6,390     $    2,587,950
Charter Communication Holdings, Sr.
Disc. Notes, 12.126%, (0% until 2006)
1/15/12                                            415            120,350
Charter Communication Holdings, Sr.
Disc. Notes, 13.50%, (0% until 2006)
1/15/11                                          4,995          1,523,475
Charter Communication Holdings, Sr.
Notes, 8.25%, 4/1/07                               835            392,450
Charter Communication Holdings, Sr.
Notes, 10.75%, 10/1/09                           1,325            619,437
Corus Entertainment, Inc., Sr. Sub.
Notes, 8.75%, 3/1/12                             3,330          3,484,012
CSC Holdings, Inc., Sr. Notes,
7.875%, 12/15/07                                 4,580          4,648,700
CSC Holdings, Inc., Sr. Notes, Series B,
7.625%, 4/1/11                                   4,730          4,765,475
CSC Holdings, Inc., Sr. Sub. Notes,
9.875%, 2/15/13                                  1,185          1,244,250
CSC Holdings, Inc., Sr. Sub. Notes,
10.50%, 5/15/16                                  1,880          2,063,300
DEX Media East LLC/FIN,
9.875%, 11/15/09(5)                              1,175          1,330,687
DirecTV Holdings/Finance, Sr. Notes,
8.375%, 3/15/13(5)                               9,040         10,011,800
Echostar DBS Corp., Sr. Notes,
9.125%, 1/15/09                                  4,995          5,482,012
Emmis Communication Corp.,
8.125%, 3/15/09                                    220            230,450
Granite Broadcasting Corp., Sr. Sub.
Notes, 9.375%, 12/1/05                             655            633,712
Granite Broadcasting Corp., Sr. Sub.
Notes, 10.375%, 5/15/05                          6,253          6,174,739
Insight Communications, Sr. Disc. Notes,
12.25%, (0% until 2006) 2/15/11                  7,945          5,680,675
Mediacom Broadband LLC, 11.00%, 7/15/13            720            808,200
Mediacom LLC/Capital Corp., Sr. Notes,
9.50%, 1/15/13                                   9,319          9,691,760
Muzak Holdings LLC, 9.875%, 3/15/09              3,335          2,893,112
Muzak Holdings LLC, Sr. Disc. Notes,
13.00%, (0% until 2004), 3/15/10                 2,812          1,588,780
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------

Broadcasting and Cable (continued)
-------------------------------------------------------------------------
Nexstar Finance Holding LLC, Inc., Sr.
Disc. Notes, 0.00%, 4/1/13(5)               $    2,900     $    1,725,500
Nextmedia Operating, Inc.,
10.75%, 7/1/11                                   1,475          1,611,437
Paxson Communications Corp., 12.25% (0%
until 2006), 1/15/09                             5,855          4,713,275
Pegasus Communications Corp., Sr. Notes,
9.625%, 10/15/05                                   280            214,200
Pegasus Communications Corp., Sr. Notes,
9.75%, 12/1/06                                   1,275            975,375
Pegasus Communications Corp., Sr. Notes,
12.50%, 8/1/07                                   1,280          1,004,800
Pegasus Satellite, 12.375%, 8/1/06               3,500          2,747,500
Radio One, Inc., 8.875%, 7/1/11                  1,040          1,136,200
Young Broadcasting, Inc.,
10.00%, 3/1/11                                     760            809,400
-------------------------------------------------------------------------
                                                           $   80,913,013
-------------------------------------------------------------------------
Building Materials -- 0.5%
-------------------------------------------------------------------------
Associated Materials, Inc.,
9.75%, 4/15/12                              $    1,595     $    1,714,625
Louisiana Pacific Corp., Sr. Sub. Notes,
10.875%, 11/15/08                                3,085          3,408,925
Ryland Group, Sr. Notes, 9.75%, 9/1/10             440            495,000
-------------------------------------------------------------------------
                                                           $    5,618,550
-------------------------------------------------------------------------
Business Services - Miscellaneous -- 2.8%
-------------------------------------------------------------------------
Coinmach Corp., Sr. Notes, 9.00%, 2/1/10    $    4,055     $    4,303,369
Lamar Media Corp., Sr. Sub. Notes,
7.25%, 1/1/13(5)                                 4,885          5,098,719
Moore North American Finance, Sr. Notes,
7.875%, 1/15/11(5)                               1,980          2,059,200
PCA LLC/PCA Finance Corp., Sr. Notes,
11.875%, 8/1/09                                  5,887          6,151,915
R.H. Donnelley Finance Corp., Sr. Notes,
8.875%, 12/15/10(5)                                  5              5,537
R.H. Donnelley Finance Corp., Sr. Sub.
Notes, 10.875%, 12/15/12(5)                      4,290          4,922,775
Synagro Technologies, Inc., Sr. Sub.
Notes, 9.50%, 4/1/09                             1,060          1,139,500
Universal City Development, Sr. Notes,
11.75%, 4/1/10(5)                                4,500          4,550,625
-------------------------------------------------------------------------
                                                           $   28,231,640
-------------------------------------------------------------------------
Chemicals -- 4.2%
-------------------------------------------------------------------------
Avecia Group PLC, 11.00%, 7/1/09            $    5,366     $    4,587,930

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------

Chemicals (continued)
-------------------------------------------------------------------------
Ferro Corp., Sr. Notes, 9.125%, 1/1/09      $    1,690     $    1,903,695
Hercules, Inc., 11.125%, 11/15/07                3,390          3,847,650
Lyondell Chemical Co., 9.50%, 12/15/08           2,780          2,710,500
Lyondell Chemical Co.,
9.50%, 12/15/08(5)                               6,075          5,923,125
Lyondell Chemical Co., 11.125%, 7/15/12          3,745          3,876,075
MacDermid, Inc., 9.125%, 7/15/11                 1,655          1,828,775
Methanex Corp., Sr. Notes,
8.75%, 8/15/12                                   2,330          2,533,875
Noveon, Inc., 11.00%, 2/28/11                    1,140          1,262,550
OM Group, Inc., 9.25%, 12/15/11                  3,705          2,908,425
Resolution Performance, Sr. Sub. Notes,
13.50%, 11/15/10                                 7,365          7,806,900
Texas Petrochemical Corp., Sr. Sub.
Notes, 11.125%, 7/1/06                           2,330          1,363,050
United Industries Corp., Sr. Sub. Notes,
9.875%, 4/1/09(5)                                1,995          2,089,762
-------------------------------------------------------------------------
                                                           $   42,642,312
-------------------------------------------------------------------------
Consumer Products -- 1.4%
-------------------------------------------------------------------------
Amscan Holdings, Inc., Sr. Sub. Notes,
9.875%, 12/15/07                            $      550     $      525,250
Fedders North America, 9.375%, 8/15/07           5,890          4,940,237
Fedders North America, Series B,
9.375%, 8/15/07                                  2,050          1,719,437
Hockey Co., 11.25%, 4/15/09                      5,180          5,503,750
Weight Watcher International, Inc.,
13.00%, 10/1/09                                  1,400          1,617,000
-------------------------------------------------------------------------
                                                           $   14,305,674
-------------------------------------------------------------------------
Containers and Packaging -- 3.7%
-------------------------------------------------------------------------
BWAY Corp., Sr. Sub. Notes,
10.00%, 10/15/10(5)                         $    1,865     $    1,967,575
Crown Holdings SA, 10.875%, 3/1/13(5)           11,820         12,012,075
Crown Holdings SA , 9.50%, 3/1/11(5)             1,545          1,550,794
Graham Packaging Co., 8.75%, 1/15/08               820            797,450
MDP Acquisitions PLC, Sr. Notes,
9.625%, 10/1/12(5)                               5,465          5,786,069
Riverwood International Corp.,
10.875%, 4/1/08                                  5,615          5,839,600
Smurfit-Stone Container, 8.25%, 10/1/12          3,665          3,939,875
Stone Container Corp., Sr. Notes,
8.375%, 7/1/12                                   5,955          6,401,625
-------------------------------------------------------------------------
                                                           $   38,295,063
-------------------------------------------------------------------------
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------
Drugs -- 0.3%
-------------------------------------------------------------------------
Alaris Medical Systems, Series B,
11.625%, 12/1/06                            $    2,700     $    3,111,750
-------------------------------------------------------------------------
                                                           $    3,111,750
-------------------------------------------------------------------------
Electronic Components -- 0.5%
-------------------------------------------------------------------------
Sanmina-Sci Corp., 10.375%, 1/15/10(5)      $    3,795     $    4,117,575
Solectron Corp., 0.00%, 11/20/20                 2,650          1,447,562
-------------------------------------------------------------------------
                                                           $    5,565,137
-------------------------------------------------------------------------
Electronic Equipment -- 0.7%
-------------------------------------------------------------------------
Flextronics International Ltd., Sr. Sub.
Notes, 9.875%, 7/1/10                       $    5,845     $    6,509,869
Hexcel Corp., 9.875%, 10/1/08(5)                   790            827,525
-------------------------------------------------------------------------
                                                           $    7,337,394
-------------------------------------------------------------------------
Electronics - Instruments -- 0.1%
-------------------------------------------------------------------------
Wesco Distribution, Inc., 9.125%, 6/1/08    $    1,200     $      906,000
-------------------------------------------------------------------------
                                                           $      906,000
-------------------------------------------------------------------------
Energy Services -- 1.4%
-------------------------------------------------------------------------
Hornbeck Leevac Marine Service, Sr.
Notes, 10.625%, 8/1/08                      $    1,957     $    2,091,544
Port Arthur Finance Corp.,
12.50%, 1/15/09                                 11,032         12,465,844
-------------------------------------------------------------------------
                                                           $   14,557,388
-------------------------------------------------------------------------
Entertainment -- 3.5%
-------------------------------------------------------------------------
AMF Bowling Worldwide, Sr. Sub. Notes,
13.00%, 2/28/08                             $    4,010     $    4,280,675
Carmike Cinemas, 10.375%, 2/1/09                 7,297          7,050,726
Hollywood Entertainment,
9.625%, 3/15/11                                  5,675          5,944,563
Premier Parks, Inc., Sr. Disc. Notes,
10.00%, (0% until 2003) 4/1/08                   7,420          7,262,325
Premier Parks, Inc., Sr. Notes,
9.75%, 6/15/07                                     840            819,000
Royal Caribbean Cruises, Sr. Notes,
8.75%, 2/2/11                                    7,830          7,458,075
Six Flags, Inc., Sr. Notes,
8.875%, 2/1/10                                   3,002          2,784,355
Six Flags, Inc., Sr. Notes,
9.50%, 2/1/09                                      335            319,925
-------------------------------------------------------------------------
                                                           $   35,919,644
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------
Financial Services -- 0.1%
-------------------------------------------------------------------------
Willis Corroon Corp., 9.00%, 2/1/09         $      585     $      627,413
-------------------------------------------------------------------------
                                                           $      627,413
-------------------------------------------------------------------------
Foods -- 4.8%
-------------------------------------------------------------------------
American Seafood Group LLC,
10.125%, 4/15/10                            $    6,115     $    6,497,188
B&G Foods, Inc., 9.625%, 8/1/07                    950            983,250
Burns Philip Capital Ltd.,
9.75%, 7/15/12(5)                                6,330          5,728,650
Dean Foods Co., Sr. Notes,
8.15%, 8/1/07                                    2,370          2,538,687
Del Monte Corp., Sr. Sub. Notes,
8.625%, 12/15/12(5)                              4,715          5,021,475
Doane Pet Care Co., Sr. Notes,
10.75%, 3/1/10(5)                                5,845          6,020,350
Dole Foods Co., Sr. Notes,
8.875%, 3/15/11(5)                               7,965          8,323,425
Luigino's, Inc., Sr. Sub. Notes,
10.00%, 2/1/06                                   3,175          3,254,375
Michael Foods, 11.75%, 4/1/11                    4,535          5,101,875
New World Pasta Company, 9.25%, 2/15/09          5,372          1,423,580
Premier International Foods, Sr. Notes,
12.00%, 9/1/09                                   4,273          4,678,935
-------------------------------------------------------------------------
                                                           $   49,571,790
-------------------------------------------------------------------------
Gaming -- 1.4%
-------------------------------------------------------------------------
Argosy Gaming Co., 10.75%, 6/1/09           $    2,125     $    2,316,250
Chukchansi EDA, Sr. Notes,
14.50%, 6/15/09(5)                               5,070          5,222,100
Penn National Gaming, Inc.,
11.125%, 3/1/08                                  4,485          4,866,225
Trump Holdings & Funding,
11.625%, 3/15/10(5)                              1,985          1,910,563
-------------------------------------------------------------------------
                                                           $   14,315,138
-------------------------------------------------------------------------
Health Services -- 4.1%
-------------------------------------------------------------------------
Alliance Imaging, Sr. Sub Notes,
10.375%, 4/15/11                            $    1,760     $    1,689,600
HCA - The Healthcare Co., 8.75%, 9/1/10          3,885          4,569,218
Healthsouth Corp., 7.625%, 6/1/12(4)             1,795            834,675
Healthsouth Corp., Sr. Notes,
7.00%, 6/15/08(4)                                2,455          1,141,575
Magellan Health Services, Sr. Notes,
9.375%, 11/15/07(5)(6)                           2,595          2,166,825
Pacificare Health System,
10.75%, 6/1/09                                   5,160          5,624,400
Rotech Healthcare, Inc., Sr Sub. Notes,
9.50%, 4/1/12(5)                                 2,965          2,935,350
Select Medical Corp., Sr. Sub. Notes,
9.50%, 6/15/09                                   5,590          5,939,375
Tenet Healthcare Corp., 7.375%, 2/1/13           8,905          8,994,050
Triad Hospitals Holdings,
11.00%, 5/15/09                                  1,000          1,110,000
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------

Health Services (continued)
-------------------------------------------------------------------------
Vanguard Health Systems, 9.75%, 8/1/11      $    7,280     $    6,952,400
-------------------------------------------------------------------------
                                                           $   41,957,468
-------------------------------------------------------------------------
Housing, Real Estate Development -- 0.5%
-------------------------------------------------------------------------
Ryland Group, Sr. Sub. Notes,
9.125%, 6/15/11                             $    5,075     $    5,569,813
-------------------------------------------------------------------------
                                                           $    5,569,813
-------------------------------------------------------------------------
Information Technology Services -- 0.0%
-------------------------------------------------------------------------
Diva Systems Corp., Sr. Notes,
12.625%, (0% until 2003), 3/1/08(4)         $    6,175     $      200,688
-------------------------------------------------------------------------
                                                           $      200,688
-------------------------------------------------------------------------
Lodging -- 0.6%
-------------------------------------------------------------------------
HMH Properties, Inc., 7.875%, 8/1/05        $    4,225     $    4,161,625
HMH Properties, Inc., 7.875%, 8/1/08               745            704,025
Host Marriott L.P., 9.25%, 10/1/07               1,745          1,745,000
-------------------------------------------------------------------------
                                                           $    6,610,650
-------------------------------------------------------------------------
Lodging and Gaming -- 6.8%
-------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.75%, 2/15/09    $    2,110     $    2,299,900
Boyd Gaming Corp., Sr. Sub. Notes,
8.75%, 4/15/12                                   2,430          2,581,875
Hollywood Casino Corp., Variable Rate,
5/1/06(3)                                        4,375          4,440,625
Hollywood Casino Corp., 11.25%, 5/1/07             870            939,600
Hollywood Casino Shreveport, First
Mortgage Bonds, 13.00%, 8/1/06                   2,560          1,920,000
John Q Hamons Hotels/Finance, Series B,
8.875%, 5/15/12                                  1,480          1,450,400
Majestic Star LLC, 10.875%, 7/1/06               7,455          7,641,375
Mandalay Resort Group, Sr. Notes,
9.50%, 8/1/08                                    1,650          1,815,000
Mandalay Resort Group, Sr. Sub. Notes,
10.25%, 8/1/07                                     860            934,175
MGM Grand, Inc., 9.75%, 6/1/07                   2,645          2,922,725
MGM Mirage, Inc., 8.50%, 9/15/10                 8,020          8,902,200
MTR Gaming Group, 9.75%, 4/1/10(5)               2,570          2,656,738
Park Place Entertainment, Sr. Sub.
Notes, 8.125%, 5/15/11                             790            819,625
Park Place Entertainment, Sr. Sub.
Notes, 8.875%, 9/15/08                           2,315          2,465,475
Sun International Hotels, Sr. Sub.
Notes, 8.875%, 8/15/11                           8,060          8,321,950

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------

Lodging and Gaming (continued)
-------------------------------------------------------------------------
Venetian Casino/Las Vegas Sands,
11.00%, 6/15/10                             $    8,525     $    8,961,906
Waterford Gaming LLC, Sr. Notes,
9.50%, 3/15/10(5)                               10,608         11,032,320
-------------------------------------------------------------------------
                                                           $   70,105,889
-------------------------------------------------------------------------
Machinery -- 1.8%
-------------------------------------------------------------------------
Briggs & Stratton Corp., Sr. Notes,
8.875%, 3/15/11                             $    3,705     $    4,019,925
Flowserve Corp., 12.25%, 8/15/10                 2,422          2,700,530
Manitowoc Co., Inc. (The),
10.50%, 8/1/12                                   1,180          1,239,000
Manitowoc Co., Inc. (The), Sr. Sub.
Notes, 10.375%, 5/15/11             EUR          1,900          2,010,621
Terex Corp., 9.25%, 7/15/11                      2,040          2,029,800
Terex Corp., 10.375%, 4/1/11                     6,210          6,458,400
-------------------------------------------------------------------------
                                                           $   18,458,276
-------------------------------------------------------------------------
Manufacturing -- 1.3%
-------------------------------------------------------------------------
Dresser, Inc., 9.375%, 4/15/11              $    3,715     $    3,677,850
Foamex L.P., 9.875%, 6/15/07                     1,570            345,400
Foamex L.P./Capital Corp.,
10.75%, 4/1/09                                   2,660          1,768,900
Motors and Gears, Inc., Sr. Notes,
10.75%, 11/15/06                                 1,275          1,090,125
Roller Bearing Holdings Co., Sr. Disc.
Notes, 13.00%, 6/15/09(5)                        3,467          3,033,625
Tekni-Plex, Inc., Sr. Sub. Notes,
12.75%, 6/15/10(5)                               1,835          1,679,025
Tyco International Group SA,
3.125%, 1/15/23(5)                               1,145          1,024,775
Tyco International Group SA,
5.80%, 8/1/06                                      415            398,400
Venture Holding Trust, Sr. Notes,
9.50%, 7/1/05(4)                                 3,683            745,808
-------------------------------------------------------------------------
                                                           $   13,763,908
-------------------------------------------------------------------------
Medical Products -- 0.8%
-------------------------------------------------------------------------
Advanced Medical Optics, Sr. Sub. Notes,
9.25%, 7/15/10                              $    2,105     $    2,199,725
Hanger Orthopedic Group,
10.375%, 2/15/09                                   950          1,021,250
Medquest, Inc., 11.875%, 8/15/12                 5,450          5,068,500
-------------------------------------------------------------------------
                                                           $    8,289,475
-------------------------------------------------------------------------
Metals - Industrial -- 0.6%
-------------------------------------------------------------------------
AK Steel Corp., 7.75%, 6/15/12              $    3,245     $    2,985,400
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------

Metals - Industrial (continued)
-------------------------------------------------------------------------
AK Steel Corp., 7.875%, 2/15/09             $    1,190     $    1,100,750
United States Steel LLC, Sr. Notes,
10.75%, 8/1/08                                   2,115          2,072,700
-------------------------------------------------------------------------
                                                           $    6,158,850
-------------------------------------------------------------------------
Networking Products -- 0.4%
-------------------------------------------------------------------------
Lucent Technologies, 5.50%, 11/15/08        $    5,735     $    4,358,600
-------------------------------------------------------------------------
                                                           $    4,358,600
-------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 4.4%
-------------------------------------------------------------------------
Amerigas Partners LP, Sr. Notes,
8.875%, 5/20/11                             $    3,150     $    3,354,750
ANR Pipeline Co., Sr. Notes,
8.875%, 3/15/10(5)                               1,575          1,677,375
CMS Panhandle Hldg Co., Sr. Notes,
6.50%, 7/15/09                                   1,910          1,881,350
DI Industries, Inc., (Grey Wolf, Inc.),
Sr. Notes, 8.875%, 7/1/07                        1,555          1,613,313
Dynegy Holdings, Inc., Sr. Notes,
6.875%, 4/1/11                                   3,880          2,483,200
Dynegy Holdings, Inc., Sr. Notes,
7.45%, 7/15/06                                     820            610,900
El Paso Energy Partners, Sr. Sub. Notes,
8.50%, 6/1/10(5)                                 2,990          3,064,750
Grant Geophysical, Inc., Sr. Notes,
Series B, 9.75%, 2/15/08(4)                      1,000            255,000
Key Energy Services, Inc.,
14.00%, 1/15/09                                    615            698,025
Northwest Pipeline Corp., Sr. Notes,
8.125%, 3/1/10                                   2,490          2,614,500
Premco Refining Group, Sr. Notes,
9.50%, 2/1/13(5)                                 4,775          5,157,000
Ram Energy, Inc., Sr. Notes,
11.50%, 2/15/08                                  3,459          1,227,945
SESI, LLC, 8.875%, 5/15/11                       8,912          9,491,280
Southern Natural Gas, 8.00%, 3/1/32              3,345          3,227,925
Southern Natural Gas, Sr. Notes,
8.875%, 3/15/10(5)                               1,180          1,250,800
Williams Cos, Inc., 9.25%, 3/15/04               1,805          1,782,438
Williams Cos., Inc. (The),
7.875%, 1/15/06                                  4,885          4,518,625
-------------------------------------------------------------------------
                                                           $   44,909,176
-------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 2.9%
-------------------------------------------------------------------------
Abraxas Petroleum Corp., (PIK),
11.50%, 5/1/07(5)                           $    4,759     $    2,070,165
Chesapeake Energy Corp., Sr. Notes,
8.50%, 3/15/12                                     505            535,300
Comstock Resources, Inc.,
11.25%, 5/1/07                                  10,115         10,873,625
Continental Resources, 10.25%, 8/1/08            4,440          4,173,600
El Paso Energy Partners, 8.50%, 6/1/11           2,610          2,675,250

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------

Oil and Gas - Exploration and Production (continued)
-------------------------------------------------------------------------
El Paso Energy Partners, Sr. Sub. Notes,
10.625%, 12/1/12(5)                         $    2,795     $    3,102,450
Encore Acquisition Co., 8.375%, 6/15/12          2,530          2,662,825
Grey Wolf, Inc., Series C,
8.875%, 7/1/07                                     475            488,063
Plains E&P Co., 8.75%, 7/1/12                    2,965          3,098,425
-------------------------------------------------------------------------
                                                           $   29,679,703
-------------------------------------------------------------------------
Oil and Gas - Refining -- 0.0%
-------------------------------------------------------------------------
Western Gas Resources, 10.00%, 6/15/09      $      300     $      327,000
-------------------------------------------------------------------------
                                                           $      327,000
-------------------------------------------------------------------------
Oil Companies - Exploration & Production -- 0.2%
-------------------------------------------------------------------------
Plains All American Pipeline, Series B,
7.75%, 10/15/12                             $    1,840     $    1,987,200
-------------------------------------------------------------------------
                                                           $    1,987,200
-------------------------------------------------------------------------
Paper and Forest Products -- 2.2%
-------------------------------------------------------------------------
Buckeye Technologies, Inc., Sr. Sub.
Notes, 8.00%, 10/15/10                      $      800     $      704,000
Buckeye Technologies, Inc., Sr. Sub.
Notes, 9.25%, 9/15/08                              825            779,625
Georgia-Pacific Corp., Debs,
9.50%, 12/1/11                                   5,410          5,382,950
Georgia-Pacific Corp., Sr. Notes,
9.375%, 2/1/13(5)                                9,265          9,820,900
Longview Fibre Co., Sr. Sub. Notes,
10.00%, 1/15/09                                  2,535          2,712,450
Tembec Industries, Inc.,
8.625%, 6/30/09(5)                               2,765          2,844,494
-------------------------------------------------------------------------
                                                           $   22,244,419
-------------------------------------------------------------------------
Printing and Business Products -- 0.9%
-------------------------------------------------------------------------
MDC Communications Corp., Sr. Sub.
Notes, 10.50%, 12/1/06                      $      757     $      673,552
Merrill Corp., Series A, (PIK),
12.00%, 5/1/09(3)(6)                               324            260,452
Merrill Corp., Series B, (PIK),
12.00%, 5/1/09(3)(6)                             1,563          1,067,397
Xerox Corp., Sr. Notes,
9.75%, 1/15/09(5)                                6,340          6,807,575
-------------------------------------------------------------------------
                                                           $    8,808,976
-------------------------------------------------------------------------
Printing or Publishing - Diversification -- 1.0%
-------------------------------------------------------------------------
Hollinger Participation, Sr. Notes,
(PIK), 12.125%, 11/15/10(5)                 $   10,571     $   10,650,735
-------------------------------------------------------------------------
                                                           $   10,650,735
-------------------------------------------------------------------------
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------
Publishing -- 1.6%
-------------------------------------------------------------------------
American Media, Inc., Sr. Sub. Notes,
8.875%, 1/15/11                             $    2,315     $    2,511,775
Canwest Media, Inc., Sr. Notes,
7.625%, 4/15/13(5)                               1,600          1,600,000
Canwest Media, Inc., Sr. Sub. Notes,
10.625%, 5/15/11                                 5,050          5,586,563
Liberty Group Operating, 9.375%, 2/1/08          2,545          2,331,856
Vertis, Inc., Sr. Notes,
10.875%, 6/15/09(5)                              4,500          4,668,750
-------------------------------------------------------------------------
                                                           $   16,698,944
-------------------------------------------------------------------------
REITS -- 0.2%
-------------------------------------------------------------------------
Istar Financial, Inc., Sr. Notes,
7.00%, 3/15/08                              $    1,585     $    1,614,654
-------------------------------------------------------------------------
                                                           $    1,614,654
-------------------------------------------------------------------------
Retail - Apparel -- 0.7%
-------------------------------------------------------------------------
Mothers Work, Inc., 11.25%, 8/1/10          $    6,140     $    6,707,950
-------------------------------------------------------------------------
                                                           $    6,707,950
-------------------------------------------------------------------------
Retail - General -- 1.0%
-------------------------------------------------------------------------
Penny (JC) Co., Inc., 8.00%, 3/1/10         $    7,460     $    7,758,400
Remington Arms Company,
10.50%, 2/1/11(5)                                2,310          2,483,250
Tuesday Morning Corp., Sr. Sub. Notes,
11.00%, 12/15/07                                    48             49,980
-------------------------------------------------------------------------
                                                           $   10,291,630
-------------------------------------------------------------------------
Semiconductors -- 2.6%
-------------------------------------------------------------------------
AMI Semiconductor, Inc., Sr. Sub Notes,
10.75%, 2/1/13(5)                           $    4,290     $    4,525,950
Amkor Technologies, Inc., Sr. Notes,
9.25%, 5/1/06                                    6,320          6,225,200
Amkor Technologies, Inc., Sr. Notes,
9.25%, 2/15/08                                   1,505          1,482,425
Amkor Technologies, Inc., Sr. Sub.
Notes, 10.50%, 5/1/09                            1,510          1,442,050
Chippac International Ltd.,
12.75%, 8/1/09                                   4,890          5,452,350
Fairchild Semiconductor, Sr. Sub Notes,
10.50%, 2/1/09                                   2,547          2,865,375
ON Semiconductor Corp., Variable Rate,
5/15/08                                          3,815          3,624,250
SCG Holding & Semiconductor Corp.,
12.00%, 8/1/09                                   1,635          1,169,025
-------------------------------------------------------------------------
                                                           $   26,786,625
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------
Services -- 0.2%
-------------------------------------------------------------------------
Coyne International Enterprises, Sr.
Sub. Notes, 11.25%, 6/1/08                  $      840     $      508,200
Kindercare Learning Centers, Inc., Sr.
Sub. Notes, 9.50%, 2/15/09                       1,850          1,813,000
-------------------------------------------------------------------------
                                                           $    2,321,200
-------------------------------------------------------------------------
Telecommunication Equipment -- 0.5%
-------------------------------------------------------------------------
Nortel Networks Ltd., 6.125%, 2/15/06       $    5,280     $    4,844,400
-------------------------------------------------------------------------
                                                           $    4,844,400
-------------------------------------------------------------------------
Transportation -- 1.1%
-------------------------------------------------------------------------
Kansas City Southern, 9.50%, 10/1/08        $      971     $    1,087,520
Pacer International, Inc.,
11.75%, 6/1/07                                   7,486          7,822,870
Petroleum Helicopters, Series B,
9.375%, 5/1/09                                   1,995          2,167,069
QDI LLC, Variable Rate, 6/15/08                    266            107,730
QDI LLC, Jr. Sub. Notes, (PIK), Variable
Rate, 6/15/09(5)                                    64              9,856
-------------------------------------------------------------------------
                                                           $   11,195,045
-------------------------------------------------------------------------
Utilities -- 1.5%
-------------------------------------------------------------------------
El Paso Corp., Sr. Notes, 7.00%, 5/15/11    $   11,395     $    9,059,025
Gemstone Investors Ltd.,
7.71%, 10/31/04(5)                               3,990          3,711,243
National Waterworks, Inc., Sr. Sub.
Notes, 10.50%, 12/1/12(5)                        2,600          2,821,000
-------------------------------------------------------------------------
                                                           $   15,591,268
-------------------------------------------------------------------------
Utility - Electric Power Generation -- 1.6%
-------------------------------------------------------------------------
AES Corp., 10.00%, 7/15/05(5)               $    4,076     $    4,157,520
AES Corp., Sr. Notes, 8.75%, 6/15/08             3,790          3,183,600
AES Corp., Sr. Notes, 8.875%, 2/15/11              520            429,000
AES Corp., Sr. Notes, 9.375%, 9/15/10            3,155          2,665,975
AES Corp., Sr. Sub. Notes,
8.50%, 11/1/07                                   1,265            866,525
AES Corp., Sr. Sub. Notes,
10.25%, 7/15/06                                  1,265            980,375
Calpine Corp., Sr. Notes,
8.50%, 2/15/11                                   7,675          4,336,375
-------------------------------------------------------------------------
                                                           $   16,619,370
-------------------------------------------------------------------------
Waste Management -- 1.5%
-------------------------------------------------------------------------
Allied Waste, 9.25%, 9/1/12(5)              $    3,110     $    3,323,813
Allied Waste, 10.00%, 8/1/09                     4,570          4,764,225
Allied Waste, Series B, 8.875%, 4/1/08           3,220          3,425,275
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------

Waste Management (continued)
-------------------------------------------------------------------------
Stericycle, Inc., 12.375%, 11/15/09         $    2,895     $    3,372,675
-------------------------------------------------------------------------
                                                           $   14,885,988
-------------------------------------------------------------------------
Wireless Communication Services -- 5.4%
-------------------------------------------------------------------------
American Tower (Escrow Unit),
0.00%, 8/1/08(5)                            $    4,825     $    3,208,625
American Tower Corp., Sr. Notes,
9.375%, 2/1/09                                   8,860          8,018,300
Crown Castle International Corp., Sr.
Notes, 9.50%, 8/1/11                             3,440          3,147,600
Crown Castle International Corp., Sr.
Notes, 10.75%, 8/1/11                              880            862,400
Insight Midwest/Insight Capital, Sr.
Notes, 10.50%, 11/1/10                           5,440          5,820,800
IWO Holdings, Inc., 14.00%, 1/15/11              5,600          1,036,000
Nextel Communications, Inc.,
6.00%, 6/1/11                                    1,000            983,750
Nextel Communications, Inc., Sr. Disc.
Notes, 10.65%, 9/15/07                           5,305          5,556,988
Nextel Communications, Inc., Sr. Notes,
9.375%, 11/15/09                                 3,170          3,344,350
Nextel Communications, Inc., Sr. Notes,
9.50%, 2/1/11                                      745            791,563
Nextel Communications, Inc., Sr. Notes,
12.00%, 11/1/08                                  4,040          4,363,200
Nextel Partners, Inc., Sr. Disc. Notes,
14.00%, (0% until 2004), 2/1/09                  7,445          6,886,625
Nextel Partners, Inc., Sr. Notes,
11.00%, 3/15/10                                  4,060          3,999,100
NII Holdings Ltd., 13.00%, (0% until
2004), 11/1/09                                     782            589,008
Ono Finance PLC, 13.00%, 5/1/09                  2,295          1,158,975
Ono Finance PLC, Sr. Notes,
14.00%, 2/15/11                                  3,133          1,582,165
PTC International Finance II SA,
11.25%, 12/1/09                                    625            690,625
PTC International Finance II SA,
11.25%, 12/1/09                  EUR             1,125          1,364,027
Rural Cellular Corp., Sr. Sub. Notes,
9.75%, 1/15/10                                     400            291,000
TSI Telecommunication, Series B,
12.75%, 2/1/09                                   1,200          1,128,000
Ubiquitel Operating Co., 14.00% (0%
until 2005), 4/15/10(5)                          1,230            313,650
-------------------------------------------------------------------------
                                                           $   55,136,751
-------------------------------------------------------------------------
Wireline Communication Services -- 1.7%
-------------------------------------------------------------------------
Colt Telecom Group PLC, Sr. Disc. Notes,
12.00%, 12/15/06                            $      900     $      679,500
Qwest Corp., 8.875%, 3/15/12(5)                  6,380          6,826,600

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------
Wireline Communication Services (continued)
-------------------------------------------------------------------------
Qwest Services Corp.,
13.50%, 12/15/10(5)                         $    9,167     $    9,717,020
-------------------------------------------------------------------------
                                                           $   17,223,120
-------------------------------------------------------------------------
Total Corporate Bonds & Notes
   (identified cost $906,105,087)                          $  905,347,167
-------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS -- 0.3%

SECURITY                                  SHARES           VALUE
-------------------------------------------------------------------------
Chemicals -- 0.0%
-------------------------------------------------------------------------
Pioneer Companies, Inc., Common(3)(7)           64,758     $      291,411
-------------------------------------------------------------------------
                                                           $      291,411
-------------------------------------------------------------------------
Lodging and Gaming -- 0.0%
-------------------------------------------------------------------------
Peninsula Gaming LLC, Convertible
Preferred Membership Interests(3)(7)(8)          6,338     $       38,027
-------------------------------------------------------------------------
                                                           $       38,027
-------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 0.0%
-------------------------------------------------------------------------
Abraxas Petroleum Corp., Common(7)(8)          244,702     $      166,397
-------------------------------------------------------------------------
                                                           $      166,397
-------------------------------------------------------------------------
Printing and Business Products -- 0.0%
-------------------------------------------------------------------------
Merrill Corp., Warrants, Class
A(3)(7)(8)                                       3,182     $            0
-------------------------------------------------------------------------
                                                           $            0
-------------------------------------------------------------------------
Restaurants -- 0.0%
-------------------------------------------------------------------------
New World Coffee, Warrants, Exp.
6/15/06(3)(7)(8)                                   459     $            5
-------------------------------------------------------------------------
                                                           $            5
-------------------------------------------------------------------------
Semiconductors -- 0.0%
-------------------------------------------------------------------------
Asat Finance, Warrants Exp.
11/1/06(3)(7)                                    3,900     $        4,641
-------------------------------------------------------------------------
                                                           $        4,641
-------------------------------------------------------------------------
Services -- 0.0%
-------------------------------------------------------------------------
HF Holdings, Inc., Warrants, Exp.
9/27/09(3)(7)                                    3,400     $            0
-------------------------------------------------------------------------
                                                           $            0
-------------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-------------------------------------------------------------------------
Transportation -- 0.0%
-------------------------------------------------------------------------
Quality Distribution, Inc., Warrants,
Exp.1/15/07(3)(7)                                  817     $            0
VS Holdings, Inc., Common(3)(7)(8)             206,125            309,187
-------------------------------------------------------------------------
                                                           $      309,187
-------------------------------------------------------------------------
Wireless Communication Services -- 0.2%
-------------------------------------------------------------------------
NII Holdings, Inc., Common, Class B(7)          84,652     $    2,168,784
-------------------------------------------------------------------------
                                                           $    2,168,784
-------------------------------------------------------------------------
Wireline Communication Services -- 0.1%
-------------------------------------------------------------------------
Flag Telecom Group Ltd., Common(3)(7)           12,149     $      329,542
-------------------------------------------------------------------------
                                                           $      329,542
-------------------------------------------------------------------------
Total Common Stocks and Warrants
   (identified cost $17,037,258)                           $    3,307,994
-------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.2%

SECURITY                                  SHARES           VALUE
-------------------------------------------------------------------------
Business Services - Miscellaneous -- 0.2%
-------------------------------------------------------------------------
Titan Capital Trust                             50,000     $    2,250,000
-------------------------------------------------------------------------
                                                           $    2,250,000
-------------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $2,038,000)                            $    2,250,000
-------------------------------------------------------------------------

PREFERRED STOCKS -- 1.8%

SECURITY                                  SHARES           VALUE
-------------------------------------------------------------------------
Broadcasting and Cable -- 1.3%
-------------------------------------------------------------------------
CSC Holdings, Inc., Series M, 11.125%           88,733     $    9,095,132
Paxson Communications Corp., 13.25%
(PIK)                                              207          1,630,125
Pegasus Satellite, 12.75% (PIK)                  4,589          2,305,973
-------------------------------------------------------------------------
                                                           $   13,031,230
-------------------------------------------------------------------------
Wireless Communication Services -- 0.5%
-------------------------------------------------------------------------
Dobson Communications Corp., 12.25%
(PIK)                                            1,376     $    1,131,760
Nextel Communications Corp., 13%, Series
D, (PIK)                                            85             90,737
Nextel Communications, Inc.,
11.125%, Series E, (PIK)                         3,597          3,785,842

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-------------------------------------------------------------------------

Wireless Communication Services (continued)
-------------------------------------------------------------------------
Rural Cellular Corp., 12.25% (PIK)               4,591     $      516,488
-------------------------------------------------------------------------
                                                           $    5,524,827
-------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $22,894,596)                           $   18,556,057
-------------------------------------------------------------------------

COMMERCIAL PAPER -- 4.5%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------
CXC, Inc., 1.35%, 4/1/03                    $   20,000     $   20,000,000
G.E. Capital, 1.38%, 4/1/03                     25,724         25,724,000
-------------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $45,724,000)                        $   45,724,000
-------------------------------------------------------------------------
Total Investments -- 97.3%
   (identified cost $1,019,061,396)                        $  998,492,772
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.7%                     $   27,750,990
-------------------------------------------------------------------------

-------------------------------------------------------------------------
Net Assets -- 100.0%                                       $1,026,243,762
-------------------------------------------------------------------------

 EUR - Euro Dollar
 (1) Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately three years.
 (2) Interest rates are periodically predetermined by a reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks or (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR).
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (4)  Defaulted security
 (5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (6)  The Portfolio is accruing only partial interest on this security.
 (7)  Non-income producing security.
 (8)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003
Assets
--------------------------------------------------------
Investments, at value (identified cost,
   $1,019,061,396)                        $  998,492,772
Receivable for investments sold               16,826,662
Interest and dividends receivable             22,205,469
Prepaid expenses                                   2,190
--------------------------------------------------------
TOTAL ASSETS                              $1,037,527,093
--------------------------------------------------------

Liabilities
--------------------------------------------------------
Payable for investments purchased         $    9,497,978
Payable for when-issued securities             1,600,000
Payable for open forward foreign
   currency contracts                            102,919
Due to bank                                       21,772
Payable to affiliate for Trustees' fees              150
Accrued expenses                                  60,512
--------------------------------------------------------
TOTAL LIABILITIES                         $   11,283,331
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $1,026,243,762
--------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $1,046,932,265
Net unrealized depreciation (computed on
   the basis of
   identified cost)                          (20,688,503)
--------------------------------------------------------
TOTAL                                     $1,026,243,762
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2003
Investment Income
------------------------------------------------------
Interest                                  $ 45,341,879
Dividends                                      592,413
Other income                                   499,609
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 46,433,901
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  2,739,338
Trustees' fees and expenses                     12,328
Custodian fee                                  129,603
Legal and accounting services                   19,742
Miscellaneous                                   21,772
------------------------------------------------------
TOTAL EXPENSES                            $  2,922,783
------------------------------------------------------

NET INVESTMENT INCOME                     $ 43,511,118
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(21,384,537)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                   (284,706)
------------------------------------------------------
NET REALIZED LOSS                         $(21,669,243)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 74,229,399
   Foreign currency and forward foreign
      currency exchange contracts              (74,227)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 74,155,172
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 52,485,929
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 95,997,047
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       MARCH 31, 2003    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       SEPTEMBER 30, 2002
------------------------------------------------------------------------------
From operations --
   Net investment income                  $     43,511,118  $       82,994,433
   Net realized loss                           (21,669,243)        (95,072,319)
   Net change in unrealized appreciation
      (depreciation)                            74,155,172          24,466,739
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $     95,997,047  $       12,388,853
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    286,918,064  $      358,040,586
   Withdrawals                                (153,383,536)       (326,337,432)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    133,534,528  $       31,703,154
------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $    229,531,575  $       44,092,007
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of period                    $    796,712,187  $      752,620,180
------------------------------------------------------------------------------
AT END OF PERIOD                          $  1,026,243,762  $      796,712,187
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED     YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      --------------------------
                                  (UNAUDITED)(1)        2002(1)        2001(2)
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                0.67%(3)        0.68%          0.69%(3)
   Net investment income                   9.91%(3)        9.91%         10.38%(3)
Portfolio Turnover                           45%             91%            16%
--------------------------------------------------------------------------------
TOTAL RETURN(4)                           11.44%           2.09%            --
--------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                   $1,026,244        $796,712       $752,620
--------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and changed its methodology for accreting market discount for certain securities. It also began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The effect of these changes for the year ended September 30, 2002 was to decrease the ratio of net investment income to average net assets from 10.12% to 9.91%.
 (2) For the period from the start of business, July 23, 2001, to September 30, 2001.
 (3)  Annualized.
 (4) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Boston Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the state of New York on March 13, 2001, seeks to achieve high current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2003, the Eaton Vance Income Fund of Boston held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Investments listed on securities exchanges or NASDAQ are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments and senior floating-rate loan interests (other than short-term obligations), including listed investments and investments for which quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue
   Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statements purposes as unrealized until such time as the contracts have been closed.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended March 31, 2003, the Portfolio's custodian fee was reduced by $1,042 as a result of this arrangement.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities are determined on the basis of identified cost.

 I Interim Financial Statements -- The interim financial statements relating to
   March 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio. For the six months ended March 31, 2003, the advisory fee amounted to $2,739,338. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $536,522,094 and $372,688,762, respectively, for the six months ended March 31, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $975,543,959
    ------------------------------------------------------
    Gross unrealized appreciation             $ 55,889,431
    Gross unrealized depreciation              (78,664,618)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(22,775,187)
    ------------------------------------------------------

   The unrealized depreciation on foreign currency is $16,960.

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2003 is as follows:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                  SALES
    -----------------------------------------------------------------
    SETTLEMENT                       IN EXCHANGE FOR   NET UNREALIZED
    DATE(S)     DELIVER             (IN U.S. DOLLARS)   DEPRECIATION
    -----------------------------------------------------------------
      4/22/03   Euro Dollar
                3,199,078               $3,384,625       $(102,919)
    -----------------------------------------------------------------
                                        $3,384,625       $(102,919)
    -----------------------------------------------------------------

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2003.

7 Restricted Securities
-------------------------------------------
   At March 31, 2003, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (excercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE  COST        FAIR VALUE
    ------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS
    ------------------------------------------------------------------------------------------
    Abraxas Petroleum Corp., Common               1/28/03      244,702  $  662,228  $  166,397
    New World Coffee, Warrants, Exp. 6/15/06      6/15/01          459           0           5
    Peninsula Gaming LLC, Convertible             7/08/99        6,338           0      38,027
     Preferred Membership Interests
    VS Holdings, Inc., Common                     3/28/02      206,125   2,554,000     309,187
    ------------------------------------------------------------------------------------------
                                                                        $3,216,228  $  513,616
    ------------------------------------------------------------------------------------------

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2003

INVESTMENT MANAGEMENT

BOSTON INCOME PORTFOLIO

Officers

Michael W. Weilheimer
President

Thomas P. Huggins
Vice President

Barbara E. Campbell
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

James B. Hawkes
Chairman, President and Chief Executive Officer of Eaton Vance Corp. and officer and/or director of its subsidiaries

Samuel Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant